IMPAIRMENT OF INTANGIBLE ASSETS AND EXTINGUISHMENT OF DEBT	6 Months Ended
Jun. 30, 2011
IMPAIRMENT OF INTANGIBLE ASSETS AND EXTINGUISHMENT OF DEBT
NOTE 6.  IMPAIRMENT OF INTANGIBLE ASSETS AND EXTINGUISHMENT OF DEBT

On June 3, 2008 the Company, TAO Technologies Gmbh (“TAO”) and Professor Bernd Kroeplin (“Kroeplin”) restructured their November 2007 agreement and entered into a new agreement to form a 50/50 U.S. based joint venture company owned by the Company and TAO to be called Sanswire-TAO Corp. to place, among other things, the license rights to certain TAO intellectual property for the exclusive use in the U.S., Canada and Mexico. The intellectual property included, but was not limited to, an existing patent in Germany as well as any updates to that patent. This integration of the Company and Stuttgart, Germany-based TAO was intended to create various strategic advantages for both companies.

On June 3, 2008, the Company reclassified the transaction as the purchase of assets and recognized a $3,229,000 intangible asset related to the intellectual property, including the German patent. The $391,000 paid during 2007 was applied as payment towards the investment. During 2008, the Company paid an additional $653,000 for the investment, made up of $385,000 in cash and the issuance of 2,680,000 shares of the Company’s common stock valued at $268,000. The balance due of $2,185,000 was recorded in accrued expenses. (See Note 4)

During the fourth quarter of 2010, the Company entered into discussions with TAO and Kroeplin as to the future relationship between the parties and the status of the joint venture. By the end of December, the Company had decided to base its business going forward exclusively on the technology developed for it by Eastcor Engineering in the United States. Accordingly, the Company recorded an impairment charge of $1,210,875 representing the unamortized balance of the intangible asset at December 31, 2010.

On March 22, 2011, the Company entered into a Settlement Agreement by and among the Company, TAO, Kroeplin and Global Telesat Corp., providing for, among other things, the termination of all existing agreements between the parties (the “Old Agreements”); the retention by TAO and Kroeplin of all cash and shares of the Company’s common stock previously paid to them; the return of the old STS 111 (SD34) airship by the Company to TAO; the discharge in full of $2,474,753 in debt owed by the Company under the Old Agreements; and the winding down and dissolution of the joint venture, Sanswire-TAO Corp. The Company recorded a $2,474,753 gain on the extinguishment of the debt during the first quarter ended March 31, 2011.  The Sanswire-TAO Corp. was dissolved on June 20, 2011.